Loans (Loans Individually Evaluated For Impairment) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average Balance of Impaired Loans During the Year	$ 13,028,000	$ 15,752,000	$ 13,036,000	$ 16,040,000	$ 14,753,000	$ 18,596,000	$ 10,166
Interest Income Recognized During Impairment	134,000	11,000	188,000	23,000	55,000	138,000	78
Interest Income Recognized on Cash Basis	$ 173,000	$ 11,000	$ 196,000	$ 21,000	$ 50,000	$ 135,000	$ 78